Reserves - Disclosure of Outstanding Share Purchase Options (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of Options Outstanding, Beginning balance	4,232,260	4,097,400
Number of Options Outstanding, Granted	549,210	508,360
Number of Options Outstanding, Exercised	(46,800)	(70,600)
Number of Options Outstanding, Forfeited	(7,320)	(6,500)
Number of Options Outstanding, Expired	(844,000)	(296,400)
Number of Options Outstanding, Ending balance	3,883,350	4,232,260
Weighted Average Exercise Price, Beginning balance	$ 26.71	$ 27.36
Weighted Average Exercise Price, Granted	26.25	27.37
Weighted Average Exercise Price, Exercised	24.28	24.83
Weighted Average Exercise Price, Forfeited	29.24	27.51
Weighted Average Exercise Price, Expired	32.70	34.67
Weighted Average Exercise Price, Ending balance	$ 25.71	$ 26.71